share-based compensation - Restricted share units (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments shares	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
share-based compensation
Outstanding - Non-vested	0	0
Restricted share units
share-based compensation
Nominal value (in number of equity shares) | shares	1
TELUS Corporation restricted share units
share-based compensation
Typical vesting period	33 months
Outstanding - Non-vested	6,653,272	6,949,418
Restricted share units with performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding - Non-vested	357,263	366,983
Restricted share units with relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)	75.00%
Outstanding - Non-vested	1,071,789	1,100,949
Restricted share units with only service conditions
share-based compensation
Outstanding - Non-vested	5,224,220	5,481,486
Restricted share units without market performance conditions share-based compensation
Outstanding - Non-vested	5,581,483	5,848,469	6,017,285
TELUS International (Cda) Inc restricted share units
share-based compensation
Typical vesting period	48 months
TELUS International (Cda) Inc restricted share units | Maximum
share-based compensation
Variable payout (as a percent)	150.00%
TELUS International (Cda) Inc restricted share units | Minimum
share-based compensation
Variable payout (as a percent)	0.00%